SUBSEQUENT EVENTS - Acquisition of additional shares in IndoStar (Details) - IndoStar - USD ($) $ in Millions	Jul. 09, 2020	May 27, 2020
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred in conjunction with institutional partners		$ 162
Proportion of ownership interest in subsidiary		31.00%
Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred in conjunction with institutional partners	$ 131
Proportion of ownership interest in subsidiary	57.00%